PROVISIONS (Tables)	12 Months Ended
Aug. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of provisions

LEGAL PROVISION
Balance - August 31, 2021	$2,750
Additions	222
Payments	(412)
Balance - August 31, 2022	$2,560